Financial Instruments and Fair Value Measurements (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loss on extinguishment of note payable		$ (3,354)	$ 0	$ (3,354)	$ 0	$ 0	$ (553)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains recognized related to the change in fair value of the derivative liability		0	$ 0	(707)	$ (190)	$ 2,070	$ 1,621
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan agreement, amount	$ 60,000
Conversion of outstanding principal	$ 5,000
Conversion price (in Dollars per share)	$ 6.3182
Loss on extinguishment of note payable		$ (100)		$ (100)
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustment rate	9.99%
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustment rate	19.99%